Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues Abstract
Schedule of disaggregation of revenue from contracts with customers

	Year Ended December 31,
Pharmaceutical Product	2018	2017
Venlafaxine ER	$66,039,604	$96,054,161
Methylphenidate ER	129,468,673	43,711,097
Lorzone	17,171,894	22,275,831
Divigel	23,313,679	18,541,774
OB Complete	10,509,824	10,446,364
Other	14,894,531	46,641,951
Net product sales	261,398,205	237,671,178
Royalty revenue	1,958,571	6,449,095
License and contract revenue	344,573	1,628,759
Total revenues	$263,701,349	$245,749,032